Shareholder’s Equity - Schedule of Activities Share Options (Details) - USD ($)			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Schedule of Activities Share Options [Abstract]
Number of Share Options, Outstanding Beginning (in Shares)		30,400,304	28,673,014
Weighted Average Exercise Price, Outstanding Beginning		$ 0.26	$ 0.26
Weighted Average Grant-date Fair value ,Outstanding Beginning		$ 0.15	$ 0.15
Weighted Average Remaining Contractual Term, Outstanding Beginning		8 years 21 days	6 years 1 month 28 days	7 years 21 days
Aggregate Intrinsic Value, Outstanding Beginning (in Dollars)		$ 10,608,693	$ (4,856,370)
Number of Share Options, Granted (in Shares)	592,230
Weighted Average Exercise Price, Granted	$ 17.4
Weighted Average Grant-date Fair value , Granted	$ 10.39
Weighted Average Remaining Contractual Term, Granted	10 years
Aggregate Intrinsic Value, Granted (in Dollars)	$ (213,203)
Number of Share Options, Expired, forfeited or cancelled (in Shares)			(4,774,738)	(1,727,290)
Weighted Average Exercise Price, Expired, forfeited or cancelled			$ 0.25	$ 0.25
Weighted Average Grant-date Fair value, Expired, forfeited or cancelled			$ 0.14	$ 0.14
Weighted Average Remaining Contractual Term, Expired, forfeited or cancelled			6 years 6 months 18 days
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)			$ (11,393,123)
Number of Share Options, Outstanding ending (in Shares)	28,673,014		24,490,506	28,673,014
Weighted Average Exercise Price, Outstanding Ending	$ 0.26		$ 0.68	$ 0.26
Weighted Average Grant-date Fair value ,Outstanding Ending	$ 0.15		$ 0.4	$ 0.15
Weighted Average Remaining Contractual Term, Outstanding Ending		8 years 21 days	6 years 1 month 28 days	7 years 21 days
Aggregate Intrinsic Value, Outstanding Ending (in Dollars)	$ (4,856,370)		$ 440,464,693	$ (4,856,370)
Number of Share Options, Exercisable (in Shares)			18,543,582
Weighted Average Exercise Price, Exercisable			$ 0.25
Weighted Average Grant-date Fair value , Exercisable			$ 0.15
Weighted Average Remaining Contractual Term, Exercisable			6 years 2 months 15 days
Aggregate Intrinsic Value, Exercisable (in Dollars)			$ 315,665,450
Number of Share Options, Vested and Expected to Vest (in Shares)			24,490,506
Weighted Average Exercise Price,Vested and Expected to Vest			$ 0.68
Weighted Average Grant-date Fair value, Vested and Expected to Vest			$ 0.4
Weighted Average Remaining Contractual Term, Vested and Expected to Vest			6 years 1 month 28 days
Aggregate Intrinsic Value, Vested and Expected to Vest (in Dollars)			$ 440,464,693